EQUITY (Details) - USD ($)								3 Months Ended									12 Months Ended
	Jul. 31, 2018	Feb. 15, 2018	Jun. 01, 2017	Sep. 14, 2016	Aug. 17, 2016	Apr. 05, 2016	May 14, 2014	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 14, 2015
Capital Unit [Line Items]
Common units sold in public offering (in shares)				375,000	4,000,000
Proceeds from Issuance or Sale of Equity				$ 86,753,000		$ 51,625,000
Cash distribution (in dollars per share)								$ 0.4850	$ 0.48	$ 0.47	$ 0.46	$ 0.45	$ 0.44	$ 0.43	$ 0.42		$ 1.895	$ 1.74
Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Limited partner interest percentage								44.10%									44.10%
Limited Partner, Public [Member]
Capital Unit [Line Items]
Limited partner interest percentage								55.90%									55.90%
Common Units [Member]
Capital Unit [Line Items]
Common units sold in public offering (in shares)					4,000,000	2,875,000											23,441,211
Common Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Capital Unit [Line Items]
Units owned								18,459,497									18,459,497
Limited Partner, Subordinated Units [Member]
Capital Unit [Line Items]
Partners' Capital Account, Units, Converted			15,886,553
Torrance Valley Pipeline Company LLC [Member]
Capital Unit [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage																	50.00%
PBF LLC [Member]
Capital Unit [Line Items]
Partnership common units used to fund Acquisition																				$ 30,500,000
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Capital Unit [Line Items]
Limited partner interest percentage								44.10%									44.10%
PBF LLC [Member] | Common Units [Member]
Capital Unit [Line Items]
Partnership common units used to fund Acquisition (in shares)																1,288,420
Phantom Unit Award [Member] | Common Units [Member] | Limited Partner [Member]
Capital Unit [Line Items]
Shares, Issued								217,171,000				116,349,000					217,171,000	116,349,000	137,007,000
Common Units [Member]
Capital Unit [Line Items]
Common units sold in public offering (in shares)				4,375,000			2,875,000
Over-Allotment Option [Member]
Capital Unit [Line Items]
Common units sold in public offering (in shares)				600,000		375,000
Over-Allotment Option [Member] | Common Units [Member]
Capital Unit [Line Items]
Common units sold in public offering (in shares)				375,000
Subsequent Event [Member]
Capital Unit [Line Items]
Cash distribution (in dollars per share)		$ 0.4850
Subsequent Event [Member] | Development Assets Acquisition [Member]
Capital Unit [Line Items]
Stock Issued During Period, Value, New Issues	$ 31,586,000
Stock Issued During Period, Shares, New Issues	1,494,134